SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Total carrying value of equity (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value, total fair value	¥ 30,273		¥ 44,808		$ 4,264
Purchase consideration payable, total losses	(14,433)	$ (2,033)	(28,516)	¥ (9,249)
Equity investments with readily determinable fair value, total losses	0	$ 0	(22,452)	¥ (82,492)
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value	(678,732)		(1,208,985)
Equity investments with readily determinable fair value, total fair value	30,273		44,808
Purchase consideration payable, total losses	(14,433)		(28,516)
Equity investments with readily determinable fair value, total losses	(12,469)		(22,683)
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative	215,898		228,772
Long-lived assets in public cloud asset group (Note 8)	3,026,228
Assets and liabilities measured at fair value on a recurring basis long-lived assets in public cloud asset group	(653,670)
Equity investments accounted for using measurement alternative, total gains (losses)			22,452
FairValueInputsLevel1Member | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments with readily determinable fair value, total fair value	30,273		44,808
FairValueInputsLevel2Member | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchase consideration payable, total fair value	(678,732)		(1,208,985)
FairValueInputsLevel3Member | Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity investments accounted for using measurement alternative	215,898		¥ 228,772
Long-lived assets in public cloud asset group (Note 8)	¥ 3,026,228